UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21698

GAMCO Global Gold, Natural Resources & Income Trust

(Exact name of registrant as specified in charter)

One Corporate Center
Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

John C. Ball
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422

(Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-422-3554

Date of fiscal year end: December 31

Date of reporting period: June 30, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

GAMCO Global Gold, Natural Resources & Income Trust

Semiannual Report — June 30, 2022

(Y)our Portfolio Management Team

Caesar M. P. Bryan	Vincent Hugonnard-Roche

To Our Shareholders,

For the six months ended June 30, 2022, the net asset value (NAV) total return of the GAMCO Global Gold, Natural Resources & Income Trust (the Fund) was (4.2)%, compared with total returns of (10.2)% and (15.3)% for the Chicago Board Options Exchange (CBOE) Standard & Poor’s (S&P) 500 Buy/Write Index and the Philadelphia Gold & Silver (XAU), respectively. The total return for the Fund’s publicly traded shares was 0.6%. The Fund’s NAV per share was $3.58, while the price of the publicly traded shares closed at $3.60 on the NYSE American. See page 4 for additional performance information.

Enclosed are the financial statements, including the schedule of investments, as of June 30, 2022.

Investment Objective and Strategy (Unaudited)

The GAMCO Global Gold, Natural Resources & Income Trust is a non-diversified, closed-end management investment company. The Fund’s investment objective is to seek to provide a high level of current income. The Fund’s secondary investment objective is to seek capital appreciation consistent with the Fund’s strategy and its primary objective.

As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.gabelli.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. To elect to receive all future reports on paper free of charge, please contact your financial intermediary, or, if you invest directly with the Fund, you may call 800-422-3554 or send an email request to info@gabelli.com.

The Fund’s strategy is to invest at least 80% of its assets in equity securities of companies principally engaged in the gold industry and the natural resources industries. The Fund will invest at least 25% of its assets in the equity securities of companies principally engaged in the exploration, mining, fabrication, processing, distribution, or trading of gold or the financing, managing, controlling, or operating of companies engaged in “gold-related” activities. In addition, the Fund will invest at least 25% of its assets in the equity securities of companies principally engaged in the exploration, production, or distribution of natural resources, such as gas, oil, paper, food and agriculture, forestry products, metals, and minerals as well as related transportation companies and equipment manufacturers. As part of its investment strategy, the Fund intends to earn income through an option strategy of writing (selling) covered call options on equity securities in its portfolio.

Performance Discussion (Unaudited)

At the beginning of the first quarter of 2022, the dynamics around the price of gold were balanced. The Federal Reserve balance sheet continued to expand, peaking at $8.962 trillion in March, and the CPI Index ran above 8%. However, the inflation run rate in the current economic environment puts the Fed on the trajectory for multiple interest rate increases, as well as an aggressive balance sheet reduction, to bring real rates into positive territory. At the end of the quarter, gold bullion received a major tailwind with the Russian invasion of Ukraine, thanks to the sanctions the U.S. and the EU imposed on Russia, freezing its U.S. dollar cash reserves. By the end of the second quarter, those dynamics started to shift as the real rate moved positive, and liquidity contraction sent the price of bullion down 6.7%. The gold mining companies are represented by the Philadelphia Gold and Silver Index (XAU), which were up 20.1% for the first quarter but collapsed 29.5% in the second quarter, sending the first half of the year performance down (-15.3)% leaving the gold mining companies cheaply valued, given the gold price.

On the energy side, even before the invasion of Ukraine, supply-demand management was already very tight. OPEC continued to increase production slowly, reaching only 28.6 million barrels per day by the end of the first half of the year, while U.S. shale production reached a timid 12.0 million barrels per day.

The war in Ukraine and the sanctions that followed did not remove barrels from the market, will displaced the 5 million barrels that Russia exports towards India and China, creating stress mostly on the European and U.S. markets. Natural gas remains, from a European standpoint, the most difficult commodity to replace as more than 40% of European energy comes from Russian naturel gas the revenues of which fuel the war. In the second quarter, the macroeconomic stress of a recession led by rate hikes to fend inflation to the lead, and after picking at $120 or up 66% over the year, the WTI oil gave back some of those gains to settle up over 46% for the period. The energy equites represented by the Energy Select Sector Index (IXE) were up 31.6% over the same time frame.

Volatility levels during the first half of the year remained elevated, with the gold sector at 43%, 47% for the base metals sector, and 47% for energy equities. We are looking to balance upside and option premium in a difficult and highly volatile market. We have reduced the nominal exposure to cushion downside moves while increasing its upside participation for the gold equity sector. The maturity of the options portfolio stands on average at 4.5 months. At the end of the first half of the year, the Fund’s participation across sectors was 50% for gold and mining and 62% for energy.

Some of our contributors to returns in the first half of 2022 included Northern Star Resources Ltd. (2.01% of total investments as of June 30, 2022); Newmont Corp. (4.45%); and Yamana Gold Inc.(1.32%). Yamana received an all stock bid from Gold Fields, whose stock was pummeled after announcing the transaction, which eroded the bid premium. Otherwise, our Australian based gold producers were very weak, primarily due to concerns over labor availability, particularly in Western Australia, which had closed its borders during COVID.

The second quarter saw gold equities suffer greatly, with even the more defensive royalty companies and larger gold miners barely outperforming the gold equity averages. For example, our two large royalty holdings, Franco-Nevada Corp. (3.64%) and Wheaton Precious Metals Corp. (2.16%), declined by 17.6% and 24.3%, respectively. Osisko Gold Royalties Ltd. (0.89%), another royalty company holding, fell by 30.0%.

The views expressed reflect the opinions of the Fund’s portfolio managers and Gabelli Funds, LLC, the Adviser, as of the date of this report and are subject to change without notice based on changes in market, economic, or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Comparative Results

Average Annual Returns through June 30, 2022 (a) (Unaudited)

	Six Months	1 Year	5 year	10 year	15 year	Since Inception (3/31/05)
GAMCO Global Gold, Natural Resources & Income Trust (GGN)
NAV Total Return (b)	(4.24)%	(2.01)%	2.94%	(0.94)%	(1.97)%	1.23%
Investment Total Return (c)	0.57	(1.19)	3.50	(0.73)	(1.63)	1.15
CBOE S&P 500 Buy/Write Index	(10.19)	(2.62)	4.09	5.89	4.44	5.06
Bloomberg Government/Credit Bond Index	(11.10)	(10.89)	1.05	1.66	3.36	3.37
Energy Select Sector Index	31.62	38.82	7.13	4.53	3.38	6.02
Philadelphia Gold & Silver Index	(15.35)	(19.91)	7.77	(2.29)	(0.21)	2.15

(a)	Performance returns for periods of less than one year are not annualized. Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. The Fund’s use of leverage may magnify the volatility of net asset value changes versus funds that do not employ leverage. When shares are sold, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. The CBOE S&P 500 Buy/Write Index is an unmanaged benchmark index designed to reflect the return on a portfolio that consists of a long position in the stocks in the S&P 500 Index and a short position in a S&P 500 (SPX) call option. The Bloomberg Government/Credit Bond Index is a market value weighted index that tracks the performance of fixed rate, publicly placed, dollar denominated obligations. The Energy Select Sector Index is an unmanaged indicator of stock market performance of large U.S. companies involved in the development or production of energy products. The Philadelphia Gold & Silver Index is an unmanaged indicator of stock market performance of large North American gold and silver companies. Dividends and interest income are considered reinvested. You cannot invest directly in an index.
(b)	Total returns and average annual returns reflect changes in the NAV per share and reinvestment of distributions at NAV on the ex-dividend date and are net of expenses. Since inception return is based on an initial NAV of $19.06.
(c)	Total returns and average annual returns reflect changes in closing market values on the NYSE American and reinvestment of distributions. Since inception return is based on an initial offering price of $20.00.

Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of total investments before options written as of June 30, 2022:

GAMCO Global Gold, Natural Resources & Income Trust

Long Positions		Short Positions

Metals and Mining	41.4%	Call Options Written	(2.8)%
Energy and Energy Services	33.3%	Put Options Written	(0.9)%
U.S. Government Obligations	25.3%		(3.7)%
	100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how each Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

GAMCO Global Gold, Natural Resources & Income Trust

Schedule of Investments — June 30, 2022 (Unaudited)

			Market
Shares		Cost	Value
	COMMON STOCKS — 74.1%
	Energy and Energy Services — 33.3%
82,900	APA Corp.(a)	$3,538,722	$2,893,210
186,975	Baker Hughes Co.	8,539,919	5,397,968
319,000	BP plc, ADR(a)	11,661,024	9,043,650
176,048	Chevron Corp.(a)	28,486,120	25,488,229
129,500	ConocoPhillips(a)	12,648,659	11,630,395
146,900	Coterra Energy Inc.(a)	3,798,822	3,788,551
100,000	Devon Energy Corp.(a)	6,130,180	5,511,000
27,000	Diamondback Energy Inc.	3,584,615	3,271,050
320,000	Eni SpA	5,818,450	3,798,777
72,000	EOG Resources Inc.(a)	8,839,945	7,951,680
364,400	Exxon Mobil Corp.(a)	32,815,770	31,207,216
157,000	Halliburton Co.(a)	5,001,221	4,923,520
30,000	Hess Corp.	3,105,100	3,178,200
402,008	Kinder Morgan Inc.(a)	7,673,028	6,737,654
168,000	Marathon Oil Corp.	3,691,834	3,776,640
81,994	Marathon Petroleum Corp.(a)	6,736,291	6,740,727
74,880	Occidental Petroleum Corp.(a)	4,124,469	4,408,934
70,500	ONEOK Inc.(a)	4,695,959	3,912,750
100,000	Phillips 66(a)	10,877,741	8,199,000
36,400	Pioneer Natural Resources Co.(a)	8,470,994	8,120,112
236,500	Schlumberger NV(a)	11,716,163	8,457,240
289,000	Shell plc, ADR(a)	16,783,916	15,111,810
144,500	Suncor Energy Inc.(a)	5,902,713	5,067,615
198,500	The Williams Companies Inc.(a)	8,594,187	6,195,185
256,300	TotalEnergies SE, ADR(a)	15,309,797	13,491,632
68,000	Valero Energy Corp.(a)	7,347,586	7,227,040
84,603	Woodside Energy Group Ltd., ADR(a)	1,826,850	1,824,041
		247,720,075	217,353,826
	Metals and Mining — 40.8%
302,280	Aclara Resources Inc.†	425,646	93,934
245,392	Agnico Eagle Mines Ltd.	16,220,116	11,229,138
1,350,000	Alamos Gold Inc., Cl. A(a)	11,411,520	9,477,000
582,500	Artemis Gold Inc.†	3,255,235	2,479,879
2,237,000	B2Gold Corp.(a)	10,769,160	7,583,430
968,519	Barrick Gold Corp.(a)	24,193,780	17,133,101
2,400,000	Belo Sun Mining Corp.†	1,821,022	484,773
234,100	BHP Group Ltd., ADR(a)	14,828,384	13,151,738
3,286,500	De Grey Mining Ltd.†	3,236,722	1,826,148
425,000	Dundee Precious Metals Inc.	1,878,297	2,116,416
620,000	Eldorado Gold Corp.†	6,238,804	3,961,800
613,241	Endeavour Mining plc	15,724,621	12,686,923
640,000	Equinox Gold Corp.†	5,035,220	2,841,600
2,749,000	Evolution Mining Ltd.	7,454,663	4,516,043
			Market
Shares		Cost	Value
180,300	Franco-Nevada Corp.(a)	$28,008,460	$23,723,874
485,300	Freeport-McMoRan Inc.(a)	21,507,474	14,199,878
327,659	Fresnillo plc	6,606,624	3,058,453
300,000	Gold Fields Ltd., ADR	3,901,830	2,736,000
2,357,174	Gold Road Resources Ltd.	2,132,573	1,838,555
439,000	K92 Mining Inc.†	3,395,023	2,649,961
310,000	Karora Resources Inc.†	1,502,635	799,565
1,161,000	Kinross Gold Corp.	8,752,116	4,156,380
420,000	Lundin Gold Inc.†	3,541,143	3,014,916
99,500	MAG Silver Corp.†	1,789,398	1,210,915
450,518	Newcrest Mining Ltd.	10,212,209	6,496,164
486,100	Newmont Corp.(a)	36,307,233	29,005,587
2,771,626	Northern Star Resources Ltd.	18,575,493	13,085,706
572,900	Osisko Gold Royalties Ltd.	7,788,900	5,786,290
999,900	Osisko Mining Inc.†	3,315,560	2,377,015
40,000	Pan American Silver Corp.	1,206,092	786,800
1,969,700	Perseus Mining Ltd.	2,729,436	2,154,943
295,000	Rio Tinto plc, ADR(a)	24,184,950	17,995,000
13,000	Royal Gold Inc.	1,437,930	1,388,140
400,000	SilverCrest Metals Inc.†	3,651,240	2,444,000
250,032	SSR Mining Inc.	4,578,408	4,175,534
372,500	Victoria Gold Corp.†	5,087,781	2,890,984
742,900	Wesdome Gold Mines Ltd.†	7,441,542	6,435,158
1,244,716	Westgold Resources Ltd.	1,857,089	1,018,111
389,950	Wheaton Precious Metals Corp.(a)	19,598,650	14,049,899
1,843,500	Yamana Gold Inc.	9,693,804	8,572,275
		361,296,783	265,632,026
	TOTAL COMMON STOCKS	609,016,858	482,985,852

Principal Amount
	CONVERTIBLE CORPORATE BONDS — 0.4%
	Metals and Mining — 0.4%
$1,300,000	Fortuna Silver Mines Inc.,
	4.650%, 10/31/24	1,300,000	1,280,500
2,000,000	Osisko Gold Royalties Ltd.,
	4.000%, 12/31/22	1,565,384	1,542,371
		2,865,384	2,822,871
	TOTAL CONVERTIBLE CORPORATE BONDS	2,865,384	2,822,871

	CORPORATE BONDS — 0.2%
	Metals and Mining — 0.2%
2,000,000	IAMGOLD Corp.,
	5.750%, 10/15/28(b)	2,000,000	1,337,180

See accompanying notes to financial statements.

GAMCO Global Gold, Natural Resources & Income Trust

Schedule of Investments (Continued) — June 30, 2022 (Unaudited)

Principal			Market
Amount		Cost	Value
	U.S. GOVERNMENT OBLIGATIONS — 25.3%
$164,859,000	U.S. Treasury Bills, 0.731% to 2.419%††, 07/14/22 to 12/22/22(c)	$164,512,109	$164,494,840

TOTAL INVESTMENTS BEFORE OPTIONS WRITTEN — 100.0%		$778,394,351	651,640,743
OPTIONS WRITTEN — (3.7)%
(Premiums received $36,805,608)			(24,110,077)

Other Assets and Liabilities (Net)			10,847,501

PREFERRED SHARES
(3,459,899 preferred shares outstanding)			(86,497,475)

NET ASSETS — COMMON SHARES
(154,158,319 common shares outstanding)			$551,880,692

NET ASSET VALUE PER COMMON SHARE
($551,880,692 ÷ 154,158,319 shares outstanding)			$3.58

(a)	Securities, or a portion thereof, with a value of $237,114,761 were deposited with the broker as collateral for options written.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(c)	At June 30, 2022, $56,995,000 of the principal amount was pledged as collateral for options written.

†	Non-income producing security.

††	Represents annualized yields at dates of purchase.
ADR	American Depositary Receipt
Geographic Diversification	% of Total Investments*	Market Value
Long Positions
North America	81.0%	$527,713,116
Europe	11.1	72,221,726
Asia/Pacific	7.0	45,911,448
Latin America	0.5	3,058,453
South Africa	0.4	2,736,000
Total Investments — Long Positions	100.0%	$651,640,743

Short Positions
North America	(3.6)%	$(23,544,625)
Europe	(0.1)	(559,676)
Asia/Pacific	(0.0)**	(5,776)
Total Investments — Short Positions	(3.7)%	$(24,110,077)

*	Total investments exclude options written.

**	Amount represents greater than (0.05)%.

As of June 30, 2022, options written outstanding were as follows:

		Number of	Notional		Exercise		Expiration	Market
Description	Counterparty	Contracts	Amount		Price		Date	Value
OTC Call Options Written — (2.5)%
Agnico Eagle Mines Ltd.	Pershing LLC	850	USD	3,889,600	USD	70.00	10/21/22	$29,694
Agnico Eagle Mines Ltd.	Pershing LLC	320	USD	1,464,320	USD	60.00	12/16/22	46,323
Agnico Eagle Mines Ltd.	Pershing LLC	500	USD	2,288,000	USD	70.00	12/16/22	31,857
Agnico Eagle Mines Ltd.	Pershing LLC	380	USD	1,738,880	USD	65.00	01/20/23	55,009
Agnico Eagle Mines Ltd.	Pershing LLC	400	USD	1,830,400	USD	70.00	01/20/23	33,339
Alamos Gold Inc., Cl. A	Pershing LLC	1,500	USD	1,053,000	USD	8.50	12/16/22	75,075
Alamos Gold Inc., Cl. A	Pershing LLC	3,000	USD	2,106,000	USD	10.00	12/16/22	78,898
Alamos Gold Inc., Cl. A	Pershing LLC	4,000	USD	2,808,000	USD	10.00	01/20/23	141,406
Alamos Gold Inc., Cl. A	Pershing LLC	5,000	USD	3,510,000	USD	8.50	03/17/23	379,480
APA Corp.	Pershing LLC	378	USD	1,319,220	USD	26.00	07/15/22	340,880
APA Corp.	Pershing LLC	325	USD	1,134,250	USD	50.00	10/21/22	43,449
APA Corp.	Pershing LLC	126	USD	439,740	USD	50.00	01/20/23	29,895
B2Gold Corp.	Pershing LLC	7,500	USD	2,542,500	USD	5.00	10/21/22	50,887
B2Gold Corp.	Pershing LLC	7,370	USD	2,498,430	USD	4.30	12/16/22	133,181
B2Gold Corp.	Pershing LLC	7,500	USD	2,542,500	USD	5.00	01/20/23	86,902
Baker Hughes Co.	Pershing LLC	700	USD	2,020,900	USD	30.00	07/15/22	48,253

See accompanying notes to financial statements.

GAMCO Global Gold, Natural Resources & Income Trust

Schedule of Investments (Continued) — June 30, 2022 (Unaudited)

		Number of	Notional		Exercise		Expiration	Market
Description	Counterparty	Contracts	Amount		Price		Date	Value
Baker Hughes Co.	Pershing LLC	580	USD	1,674,460	USD	32.00	09/16/22	$79,470
Baker Hughes Co.	Pershing LLC	590	USD	1,703,330	USD	40.00	01/20/23	55,350
Barrick Gold Corp.	Pershing LLC	3,100	USD	5,483,900	USD	25.00	10/31/22	47,946
Barrick Gold Corp.	Pershing LLC	2,700	USD	4,776,300	USD	25.00	11/18/22	52,903
Barrick Gold Corp.	Pershing LLC	1,100	USD	1,945,900	USD	25.00	12/16/22	27,035
Barrick Gold Corp.	Pershing LLC	1,320	USD	2,335,080	USD	21.00	01/20/23	108,835
Barrick Gold Corp.	Pershing LLC	1,450	USD	2,565,050	USD	22.00	02/17/23	109,036
BHP Group Ltd., ADR	Pershing LLC	670	USD	3,764,060	USD	73.00	11/18/22	46,230
BHP Group Ltd., ADR	Pershing LLC	670	USD	3,764,060	USD	85.00	11/18/22	17,511
BHP Group Ltd., ADR	Pershing LLC	1,000	USD	5,618,000	USD	82.00	01/20/23	43,679
BP plc, ADR	Pershing LLC	1,200	USD	3,402,000	USD	32.00	11/18/22	148,176
BP plc, ADR	Pershing LLC	1,200	USD	3,402,000	USD	32.00	12/16/22	174,110
BP plc, ADR	Pershing LLC	790	USD	2,239,650	USD	32.50	01/20/23	123,724
Chevron Corp.	Pershing LLC	530	USD	7,673,340	USD	150.00	08/19/22	309,982
Chevron Corp.	Pershing LLC	630	USD	9,121,140	USD	165.00	11/18/22	343,542
Chevron Corp.	Pershing LLC	600	USD	8,686,800	USD	170.00	01/20/23	383,409
ConocoPhillips	Pershing LLC	420	USD	3,772,020	USD	105.00	08/19/22	75,847
ConocoPhillips	Pershing LLC	655	USD	5,882,555	USD	105.00	12/16/22	390,111
ConocoPhillips	Pershing LLC	220	USD	1,975,820	USD	102.50	01/20/23	169,023
Coterra Energy Inc.	Pershing LLC	815	USD	2,101,885	USD	26.00	07/15/22	89,010
Coterra Energy Inc.	Pershing LLC	460	USD	1,186,340	USD	30.00	10/21/22	73,945
Coterra Energy Inc.	Pershing LLC	194	USD	500,326	USD	30.00	12/16/22	41,654
Devon Energy Corp.	Pershing LLC	570	USD	3,141,270	USD	60.00	10/21/22	285,064
Devon Energy Corp.	Pershing LLC	430	USD	2,369,730	USD	60.00	12/16/22	247,422
Diamondback Energy Inc.	Pershing LLC	60	USD	726,900	USD	142.65	09/16/22	30,935
Diamondback Energy Inc.	Pershing LLC	125	USD	1,514,375	USD	140.00	11/18/22	112,706
Diamondback Energy Inc.	Pershing LLC	85	USD	1,029,775	USD	155.00	01/20/23	58,877
Eldorado Gold Corp.	Pershing LLC	1,300	USD	830,700	USD	9.00	12/16/22	31,083
Eni SpA	Morgan Stanley	300	EUR	1,699,200	EUR	15.00	10/21/22	7,529
Eni SpA	Morgan Stanley	300	EUR	1,699,200	EUR	15.50	12/16/22	9,244
Eni SpA	Morgan Stanley	300	EUR	1,699,200	EUR	15.00	01/20/23	14,995
EOG Resources Inc.	Pershing LLC	360	USD	3,975,840	USD	127.20	10/21/22	222,351
EOG Resources Inc.	Pershing LLC	360	USD	3,975,840	USD	128.20	12/16/22	296,259
Exxon Mobil Corp.	Pershing LLC	789	USD	6,756,996	USD	91.00	07/15/22	83,854
Exxon Mobil Corp.	Pershing LLC	600	USD	5,138,400	USD	90.00	10/21/22	342,879
Exxon Mobil Corp.	Pershing LLC	490	USD	4,196,360	USD	95.00	10/21/22	193,830
Exxon Mobil Corp.	Pershing LLC	650	USD	5,566,600	USD	85.00	12/16/22	585,307
Exxon Mobil Corp.	Pershing LLC	465	USD	3,982,260	USD	92.00	01/20/23	316,450
Exxon Mobil Corp.	Pershing LLC	650	USD	5,566,600	USD	105.00	02/17/23	223,533
Franco-Nevada Corp.	Pershing LLC	570	USD	7,500,060	USD	155.00	11/18/22	206,055
Franco-Nevada Corp.	Pershing LLC	640	USD	8,421,120	USD	155.00	12/16/22	279,096
Freeport-McMoRan Inc.	Pershing LLC	1,353	USD	3,958,878	USD	40.00	10/21/22	95,729
Freeport-McMoRan Inc.	Pershing LLC	1,900	USD	5,559,400	USD	50.00	12/16/22	69,157
Freeport-McMoRan Inc.	Pershing LLC	1,600	USD	4,681,600	USD	51.00	01/20/23	70,243
Gold Fields Ltd., ADR	Pershing LLC	3,000	USD	2,736,000	USD	12.00	07/15/22	3,647
Gold Fields Ltd., ADR	Pershing LLC	3,000	USD	2,736,000	USD	10.50	11/18/22	221,490
Halliburton Co.	Pershing LLC	1,000	USD	3,136,000	USD	40.00	07/15/22	6,131
Halliburton Co.	Pershing LLC	523	USD	1,640,128	USD	40.00	12/16/22	92,124
Halliburton Co.	Pershing LLC	477	USD	1,495,872	USD	40.00	01/20/23	100,156
Hess Corp.	Pershing LLC	160	USD	1,695,040	USD	100.00	11/18/22	267,051
Hess Corp.	Pershing LLC	140	USD	1,483,160	USD	110.00	01/20/23	195,152
Kinder Morgan Inc.	Pershing LLC	1,600	USD	2,681,600	USD	19.00	09/16/22	36,146

See accompanying notes to financial statements.

GAMCO Global Gold, Natural Resources & Income Trust

Schedule of Investments (Continued) — June 30, 2022 (Unaudited)

		Number of	Notional		Exercise		Expiration	Market
Description	Counterparty	Contracts	Amount		Price		Date	Value
Kinder Morgan Inc.	Pershing LLC	720	USD	1,206,720	USD	21.00	11/18/22	$10,783
Kinder Morgan Inc.	Pershing LLC	1,700	USD	2,849,200	USD	21.00	12/16/22	34,815
Kinross Gold Corp.	Pershing LLC	5,235	USD	1,874,130	USD	6.00	09/16/22	12,725
Kinross Gold Corp.	Pershing LLC	6,375	USD	2,282,250	USD	6.00	12/16/22	54,683
Marathon Oil Corp.	Pershing LLC	1,680	USD	3,776,640	USD	24.00	10/21/22	421,641
Marathon Petroleum Corp.	Pershing LLC	400	USD	3,288,400	USD	82.50	07/15/22	126,443
Marathon Petroleum Corp.	Pershing LLC	200	USD	1,644,200	USD	87.50	10/21/22	122,987
Newmont Corp.	Pershing LLC	1,620	USD	9,666,540	USD	75.00	11/18/22	187,064
Newmont Corp.	Pershing LLC	1,611	USD	9,612,837	USD	75.00	12/16/22	215,157
Newmont Corp.	Pershing LLC	1,630	USD	9,726,210	USD	75.00	02/17/23	326,864
Northern Star Resources Ltd.	Morgan Stanley	7,000	AUD	4,788,000	AUD	11.25	08/18/22	5,776
ONEOK Inc.	Pershing LLC	380	USD	2,109,000	USD	63.00	11/18/22	62,498
ONEOK Inc.	Pershing LLC	325	USD	1,803,750	USD	70.00	01/20/23	40,735
Osisko Gold Royalties Ltd.	Pershing LLC	1,500	USD	1,515,000	USD	13.75	07/15/22	12,453
Osisko Gold Royalties Ltd.	Pershing LLC	2,000	USD	2,020,000	USD	14.00	10/21/22	56,608
Osisko Gold Royalties Ltd.	Pershing LLC	829	USD	837,290	USD	12.25	12/16/22	48,504
Osisko Gold Royalties Ltd.	Pershing LLC	1,000	USD	1,010,000	USD	14.50	01/20/23	49,196
Osisko Gold Royalties Ltd.	Pershing LLC	1,900	USD	1,919,000	USD	16.00	01/20/23	83,540
Phillips 66	Pershing LLC	360	USD	2,951,640	USD	92.50	11/18/22	172,304
Phillips 66	Pershing LLC	320	USD	2,623,680	USD	105.00	01/20/23	104,699
Phillips 66	Pershing LLC	320	USD	2,623,680	USD	107.00	03/17/23	109,278
Pioneer Natural Resources Co.	Pershing LLC	190	USD	4,238,520	USD	230.00	09/16/22	288,125
Pioneer Natural Resources Co.	Pershing LLC	174	USD	3,881,592	USD	280.00	12/16/22	134,034
Rio Tinto plc, ADR	Pershing LLC	1,000	USD	6,100,000	USD	86.88	07/15/22	909
Rio Tinto plc, ADR	Pershing LLC	500	USD	3,050,000	USD	74.30	10/21/22	45,533
Rio Tinto plc, ADR	Pershing LLC	1,000	USD	6,100,000	USD	82.00	10/21/22	42,630
Rio Tinto plc, ADR	Pershing LLC	950	USD	5,795,000	USD	84.00	12/16/22	62,643
Rio Tinto plc, ADR	Pershing LLC	500	USD	3,050,000	USD	72.00	01/20/23	110,495
Royal Gold Inc.	Pershing LLC	130	USD	1,388,140	USD	115.00	01/20/23	101,256
Schlumberger NV	Pershing LLC	640	USD	2,288,640	USD	45.00	10/21/22	85,466
Schlumberger NV	Pershing LLC	940	USD	3,361,440	USD	47.00	12/16/22	152,329
Schlumberger NV	Pershing LLC	785	USD	2,807,160	USD	47.00	01/20/23	151,795
Shell plc, ADR	Pershing LLC	1,000	USD	5,259,000	USD	60.00	10/21/22	147,759
Shell plc, ADR	Pershing LLC	890	USD	4,680,510	USD	58.00	12/16/22	234,935
Shell plc, ADR	Pershing LLC	1,000	USD	5,259,000	USD	60.00	02/17/23	267,931
SilverCrest Metals Inc.	Pershing LLC	2,000	USD	1,222,000	USD	9.00	10/21/22	38,565
SilverCrest Metals Inc.	Pershing LLC	2,000	USD	1,222,000	USD	9.35	12/16/22	54,104
SSR Mining Inc.	Pershing LLC	1,275	USD	2,129,250	USD	20.00	09/16/22	67,967
SSR Mining Inc.	Pershing LLC	1,225	USD	2,045,750	USD	23.00	01/20/23	91,577
Suncor Energy Inc.	Pershing LLC	475	USD	1,665,825	USD	37.00	11/18/22	159,242
Suncor Energy Inc.	Pershing LLC	495	USD	1,735,965	USD	40.00	12/16/22	124,613
Suncor Energy Inc.	Pershing LLC	475	USD	1,665,825	USD	41.00	01/20/23	121,421
The Williams Companies Inc.	Pershing LLC	785	USD	2,449,985	USD	33.00	11/18/22	137,415
The Williams Companies Inc.	Pershing LLC	500	USD	1,560,500	USD	35.00	01/20/23	70,758
The Williams Companies Inc.	Pershing LLC	700	USD	2,184,700	USD	38.00	03/17/23	68,591
TotalEnergies SE, ADR	Pershing LLC	400	USD	2,105,600	USD	55.00	10/21/22	107,125
TotalEnergies SE, ADR	Pershing LLC	893	USD	4,700,752	USD	60.00	11/18/22	140,970
TotalEnergies SE, ADR	Pershing LLC	1,270	USD	6,685,280	USD	64.00	12/16/22	145,208
Valero Energy Corp.	Pershing LLC	275	USD	2,922,700	USD	95.00	09/16/22	459,932
Valero Energy Corp.	Pershing LLC	135	USD	1,434,780	USD	140.00	12/16/22	59,101
Valero Energy Corp.	Pershing LLC	270	USD	2,869,560	USD	105.00	01/20/23	435,791
Wesdome Gold Mines Ltd.	Pershing LLC	2,500	CAD	2,787,500	CAD	13.00	01/20/23	135,954

See accompanying notes to financial statements.

GAMCO Global Gold, Natural Resources & Income Trust

Schedule of Investments (Continued) — June 30, 2022 (Unaudited)

		Number of	Notional		Exercise		Expiration	Market
Description	Counterparty	Contracts	Amount		Price		Date	Value
Wheaton Precious Metals Corp.	Pershing LLC	1,300	USD	4,683,900	USD	47.00	09/16/22	$29,028
Wheaton Precious Metals Corp.	Pershing LLC	1,300	USD	4,683,900	USD	50.00	10/21/22	32,086
Wheaton Precious Metals Corp.	Pershing LLC	1,300	USD	4,683,900	USD	52.50	12/16/22	50,109
Yamana Gold Inc.	Pershing LLC	5,000	USD	2,325,000	USD	5.00	07/15/22	44,982
Yamana Gold Inc.	Pershing LLC	5,425	USD	2,522,625	USD	5.50	10/21/22	138,919
Yamana Gold Inc.	Pershing LLC	3,000	USD	1,395,000	USD	5.50	12/16/22	105,950
TOTAL OTC CALL OPTIONS WRITTEN								$16,123,552
OTC Put Options Written — (0.4)%
Energy Select Sector SPDR ETF	Pershing LLC	860	USD	6,149,860	USD	66.00	11/30/22	$454,969
Energy Select Sector SPDR ETF	Pershing LLC	800	USD	5,720,800	USD	63.00	02/17/23	431,109
Fresnillo plc	Morgan Stanley	250	GBP	1,917,000	GBp	600.00	12/16/22	84,830
VanEck Agribusiness ETF	Pershing LLC	400	USD	3,459,200	USD	94.00	01/20/23	430,081
VanEck Vectors Gold Miners ETF	Pershing LLC	2,000	USD	5,476,000	USD	31.00	10/21/22	917,081
TOTAL OTC PUT OPTIONS WRITTEN								$2,318,070

	Number of	Notional		Exercise		Expiration	Market
Description	Contracts	Amount		Price		Date	Value
Exchange Traded Call Options Written — (0.3)%
Dundee Precious Metals Inc.	2,125	CAD	1,362,125	CAD	9.50	09/16/22	$15,683
Dundee Precious Metals Inc.	2,125	CAD	1,362,125	CAD	9.50	12/16/22	27,240
Eldorado Gold Corp.	4,000	USD	2,556,000	USD	10.00	01/20/23	80,000
Endeavour Mining plc	1,270	CAD	3,382,010	CAD	33.00	12/16/22	83,371
Endeavour Mining plc	1,270	CAD	3,382,010	CAD	35.00	12/16/22	56,238
Endeavour Mining plc	2,400	CAD	6,391,200	CAD	33.00	01/20/23	194,842
Endeavour Mining plc	1,190	CAD	3,168,970	CAD	34.00	03/17/23	108,627
Equinox Gold Corp.	3,211	USD	1,425,684	USD	10.00	01/20/23	38,532
Franco-Nevada Corp.	593	USD	7,802,694	USD	155.00	01/20/23	355,800
Halliburton Co.	570	USD	1,787,520	USD	40.00	09/16/22	41,610
K92 Mining Inc.	4,390	CAD	3,411,030	CAD	11.00	11/18/22	64,800
Marathon Petroleum Corp.	215	USD	1,767,515	USD	97.50	01/20/23	127,065
Occidental Petroleum Corp.	380	USD	2,237,440	USD	55.00	08/19/22	294,500
Occidental Petroleum Corp.	118	USD	694,784	USD	60.00	12/16/22	114,224
Occidental Petroleum Corp.	250	USD	1,472,000	USD	72.50	01/20/23	152,500
VanEck Vectors Gold Miners ETF	1,950	USD	5,339,100	USD	35.00	12/16/22	161,850
Victoria Gold Corp.	1,350	CAD	1,348,650	CAD	20.00	12/16/22	13,634
Victoria Gold Corp.	1,350	CAD	1,348,650	CAD	17.50	02/17/23	24,122
Wesdome Gold Mines Ltd.	2,180	CAD	2,430,700	CAD	15.00	12/16/22	45,727
Yamana Gold Inc.	5,000	USD	2,325,000	USD	6.00	01/20/23	142,500
TOTAL EXCHANGE TRADED CALL OPTIONS WRITTEN							$2,142,865
Exchange Traded Put Options Written — (0.5)%
Energy Select Sector SPDR ETF	1,000	USD	7,151,000	USD	65.00	10/21/22	$394,000
Energy Select Sector SPDR ETF	885	USD	6,328,635	USD	66.00	01/20/23	557,550
NextEra Energy Partners LP	250	USD	1,854,000	USD	65.00	07/15/22	10,000
NextEra Energy Partners LP	250	USD	1,854,000	USD	70.00	10/21/22	97,500
NextEra Energy Partners LP	250	USD	1,854,000	USD	65.00	12/16/22	64,375
SPDR S&P 500 ETF Trust	65	USD	2,452,125	USD	385.00	10/21/22	155,090
SPDR S&P 500 ETF Trust	67	USD	2,527,575	USD	360.00	11/18/22	109,545
SPDR S&P 500 ETF Trust	70	USD	2,640,750	USD	375.00	11/18/22	153,230
SPDR S&P 500 ETF Trust	60	USD	2,263,500	USD	410.00	12/16/22	252,000
SPDR S&P 500 ETF Trust	65	USD	2,452,125	USD	380.00	01/20/23	180,700
Utilities Select Sector SPDR Fund	800	USD	5,610,400	USD	62.00	09/16/22	48,000

See accompanying notes to financial statements.

GAMCO Global Gold, Natural Resources & Income Trust

Schedule of Investments (Continued) — June 30, 2022 (Unaudited)

	Number of	Notional		Exercise		Expiration	Market
Description	Contracts	Amount		Price		Date	Value
Utilities Select Sector SPDR Fund	400	USD	2,805,200	USD	68.00	12/16/22	$122,400
Utilities Select Sector SPDR Fund	300	USD	2,103,900	USD	72.00	12/16/22	142,800
VanEck Agribusiness ETF	330	USD	2,853,840	USD	83.00	08/19/22	85,800
VanEck Agribusiness ETF	380	USD	3,286,240	USD	98.00	11/18/22	482,600
VanEck Vectors Gold Miners ETF	2,000	USD	5,476,000	USD	28.00	01/20/23	670,000
TOTAL EXCHANGE TRADED PUT OPTIONS WRITTEN							$3,525,590

TOTAL OPTIONS WRITTEN							$24,110,077

See accompanying notes to financial statements.

GAMCO Global Gold, Natural Resources & Income Trust

Statement of Assets and Liabilities

June 30, 2022 (Unaudited)

Assets:
Investments in securities, at value (cost $778,394,351)	$651,640,743
Cash	878,900
Foreign currency, at value (cost $31,114)	31,125
Deposit at brokers	9,668,262
Receivable for investments in securities sold	2,238,053
Dividends and interest receivable	409,325
Deferred offering expense	153,244
Prepaid expenses	6,881
Total Assets	665,026,533
Liabilities:
Options written, at value (premiums received $36,805,608)	24,110,077
Distributions payable	60,068
Payable for investment securities purchased	1,545,352
Payable for investment advisory fees	561,752
Payable for payroll expenses	118,088
Payable for accounting fees	7,500
Other accrued expenses	245,529
Total Liabilities	26,648,366
Cumulative Preferred Shares $0.001 par value, unlimited number of shares authorized:
Series B Preferred Shares (5.000%, $25 liquidation value, 3,459,899 shares issued and outstanding)	86,497,475

Net Assets Attributable to Common Shareholders	$551,880,692

Net Assets Attributable to Common Shareholders Consist of:
Paid-in capital	$1,164,850,426
Total accumulated loss	(612,969,734)
Net Assets	$551,880,692

Net Asset Value per Common Share:
($ 551,880,692 ÷ 154,158,319 shares outstanding at $0.001 par value; unlimited number of shares authorized)	$3.58

Statement of Operations

For the Six Months Ended June 30, 2022 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $325,487)	$7,348,733
Non-cash dividends	1,945,886
Interest	448,087
Total Investment Income	9,742,706
Expenses:
Investment advisory fees	3,517,130
Shareholder communications expenses	155,917
Trustees’ fees	126,301
Payroll expenses	118,374
Legal and audit fees	81,994
Custodian fees	25,822
Accounting fees	22,500
Shareholder services fees	19,645
Dividend expense on securities sold short	18,292
Service fees for securities sold short (See Note 2)	4,806
Interest expense	1,683
Miscellaneous expenses	63,409
Total Expenses	4,155,873
Less:
Expenses paid indirectly by broker (See Note 5)	(3,610)
Net Expenses	4,152,263
Net Investment Income	5,590,443
Net Realized and Unrealized Gain/(Loss) on Investments in Securities, Securities Sold Short, Written Options, and Foreign Currency:
Net realized loss on investments in securities	(40,430,834)
Net realized loss on securities sold short	(1,426,869)
Net realized gain on written options	4,891,020
Net realized gain on foreign currency transactions	128,255

Net realized loss on investments in securities, securities sold short, written options, and foreign currency transactions	(36,838,428)
Net change in unrealized appreciation/depreciation:
on investments in securities	(3,917,250)
on written options	14,204,663
on foreign currency translations	(524)

Net change in unrealized appreciation/depreciation on investments in securities, written options, and foreign currency translations	10,286,889
Net Realized and Unrealized Gain/(Loss) on Investments in Securities, Securities Sold Short, Written Options, and Foreign Currency	(26,551,539)
Net Decrease in Net Assets Resulting from Operations	(20,961,096)
Total Distributions to Preferred Shareholders	(2,162,437)
Net Decrease in Net Assets Attributable to Common Shareholders Resulting from Operations	$(23,123,533)

See accompanying notes to financial statements.

GAMCO Global Gold, Natural Resources & Income Trust

Statement of Changes in Net Assets Attributable to Common Shareholders

	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
Operations:
Net investment income	$5,590,443	$12,761,152
Net realized gain/(loss) on investments in securities, securities sold short, written options, and foreign currency transactions	(36,838,428)	21,512,972
Net change in unrealized appreciation/depreciation on investments in securities, written options, and foreign currency translations	10,286,889	8,685,871
Net Increase/(Decrease) in Net Assets Resulting from Operations	(20,961,096)	42,959,995
Distributions to Preferred Shareholders from Accumulated Earnings	(2,162,437)*	(4,324,874)

Net Increase/(Decrease) in Net Assets Attributable to Common Shareholders Resulting from Operations	(23,123,533)	38,635,121

Distributions to Common Shareholders:
Accumulated earnings	(5,549,699)*	(7,893,100)
Return of capital	(22,198,798)*	(47,664,520)

Total Distributions to Common Shareholders	(27,748,497)	(55,557,620)

Fund Share Transactions:
Increase in net assets from common shares issued upon reinvestment of distributions	—	697,370
Decrease in net assets from repurchase of common shares	—	(7,496,031)
Net Decrease in Net Assets from Fund Share Transactions	—	(6,798,661)

Net Decrease in Net Assets Attributable to Common Shareholders	(50,872,030)	(23,721,160)

Net Assets Attributable to Common Shareholders:
Beginning of year	602,752,722	626,473,882
End of period	$551,880,692	$602,752,722

*	Based on year to date book income. Amounts are subject to change and recharacterization at year end.

See accompanying notes to financial statements.

GAMCO Global Gold, Natural Resources & Income Trust

Financial Highlights

Selected data for a common share of beneficial interest outstanding throughout each period:

	Six Months Ended June 30, 2022		Year Ended December 31,
	(Unaudited)		2021	2020	2019		2018	2017
Operating Performance:
Net asset value, beginning of year	$3.91		$4.01	$4.31	$4.17		$5.46	$5.68
Net investment income	0.05		0.08	0.04	0.02		0.07	0.06
Net realized and unrealized gain/(loss) on investments, securities sold short, written options, and foreign currency transactions	(0.19)		0.20	0.13	0.74		(0.73)	0.35
Total from investment operations	(0.14)		0.28	0.17	0.76		(0.66)	0.41
Distributions to Preferred Shareholders: (a)
Net investment income	(0.01	)*	(0.03)	(0.03)	(0.03)		(0.03)	(0.03)

Total distributions to preferred shareholders	(0.01)		(0.03)	(0.03)	(0.03)		(0.03)	(0.03)
Net Increase/(Decrease) in Net Assets Attributable to Common Shareholders Resulting from Operations	(0.15)		0.25	0.14	0.73		(0.69)	0.38
Distributions to Common Shareholders:
Net investment income	(0.04	)*	(0.05)	(0.03)	(0.00	)(b)	(0.03)	(0.05)
Return of capital	(0.14	)*	(0.31)	(0.45)	(0.60)		(0.57)	(0.55)

Total distributions to common shareholders	(0.18)		(0.36)	(0.48)	(0.60)		(0.60)	(0.60)
Fund Share Transactions:
Increase in net asset value from common share transactions	—		—	0.01	0.01		0.00 (b)	0.00 (b)
Increase in net asset value from common shares issued upon reinvestment of distributions	—		0.00 (b)	—	—		—	—
Increase in net asset value from repurchase of common shares	—		0.01	0.03	0.00	(b)	—	—
Increase in net asset value from repurchase of preferred shares and transaction fees	—		—	0.00 (b)	0.00	(b)	0.00 (b)	0.00 (b)
Total Fund share transactions	—		0.01	0.04	0.01		0.00 (b)	0.00 (b)

Net Asset Value Attributable to Common Shareholders, End of Period	$3.58		$3.91	$4.01	$4.31		$4.17	$5.46
NAV total return †	(4.24)%		6.69%	5.58%	18.82%		(13.54)%	7.05%
Market value, end of period	$3.60		$3.75	$3.51	$4.40		$3.70	$5.21
Investment total return ††	0.57%		17.51%	(8.68)%	36.72%		(19.44)%	9.61%
Ratios to Average Net Assets and
Supplemental Data:
Net assets including liquidation value of preferred shares, end of period (in 000’s)	$638,378		$689,250	$712,971	$759,110		$655,478	$828,655
Net assets attributable to common shares, end of period (in 000’s)	$551,881		$602,753	$626,474	$672,464		$568,366	$740,746
Ratio of net investment income to average net assets attributable to common shares	2.44	%(c)(d)	2.09%	1.08%	0.46%		1.38%	1.13%
Ratio of operating expenses to average net assets attributable to common shares (e)(f) (g)	1.35	%(c)	1.40%	1.42%	1.37%		1.35%	1.31%
Portfolio turnover rate	89%		96%	89%	93%		146%	215%

See accompanying notes to financial statements.

GAMCO Global Gold, Natural Resources & Income Trust

Financial Highlights (Continued)

Selected data for a common share of beneficial interest outstanding throughout each period:

	Six Months Ended June 30, 2022	Year Ended December 31,
	(Unaudited)	2021	2020	2019	2018	2017
Cumulative Preferred Shares:
5.000% Series B Preferred
Liquidation value, end of period (in 000’s)	$86,497	$86,497	$86,497	$86,646	$87,112	$87,909
Total shares outstanding (in 000’s)	3,460	3,460	3,460	3,466	3,484	3,516
Liquidation preference per share	$25.00	$25.00	$25.00	$25.00	$25.00	$25.00
Average market value (h)	$24.12	$25.45	$25.13	$24.12	$23.06	$24.13
Asset coverage per share	$185	$199	$206	$219	$188	$236
Asset Coverage	738%	797%	824%	876%	752%	943%

†	Based on net asset value per share, adjusted for reinvestment of distributions at the net asset value per share on the ex-dividend dates. Total return for a period of less than one year is not annualized.

††	Based on market value per share, adjusted for reinvestment of distributions at prices obtained under the Fund’s dividend reinvestment plan. Total return for a period of less than one year is not annualized.

*	Based on year to date book income. Amounts are subject to change and recharacterization at year end.

(a)	Calculated based on average common shares outstanding on the record dates throughout the periods.

(b)	Amount represents less than $0.005 per share.

(c)	Annualized.

(d)	Includes income resulting from special dividends. Without these dividends, the per share income amount would have been 0.04, and the net investment income ratio would have been 1.81%.

(e)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For all years presented, there was no impact on the expense ratios.

(f)	Ratio of operating expenses to average net assets including liquidation value of preferred shares for the six months ended June 30, 2022 and the years ended December 31, 2021, 2020, 2019, 2018, and 2017 would have been 1.18%, 1.22%, 1.25%, 1.20%, 1.19%, and 1.17%, respectively.

(g)	The Fund incurred dividend expense and service fees on securities sold short. If these expenses had not been incurred, the expense ratios for the six months ended June 30, 2022 and the years ended December 31, 2021, 2020, 2019, 2018, and 2017 would have been 1.34%, 1.39%, 1.34%, 1.33%, 1.33%, and 1.30% attributable to common shares, respectively, and 1.17%, 1.21%, 1.18%, 1.17%, 1.17%, and 1.16% including liquidation value of preferred shares.

(h)	Based on weekly prices.

See accompanying notes to financial statements.

GAMCO Global Gold, Natural Resources & Income Trust

Notes to Financial Statements (Unaudited)

1.  Organization. GAMCO Global Gold, Natural Resources & Income Trust (the Fund) was organized on January 4, 2005 as a Delaware statutory trust. The Fund is a non-diversified closed-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The Fund commenced investment operations on March 31, 2005.

The Fund’s primary investment objective is to provide a high level of current income. The Fund’s secondary investment objective is to seek capital appreciation consistent with the Fund’s strategy and its primary objective. The Fund will attempt to achieve its objectives, under normal market conditions, by investing 80% of its assets in equity securities of companies principally engaged in the gold and natural resources industries. As part of its investment strategy, the Fund intends to earn income through an option strategy of writing (selling) covered call options on equity securities in its portfolio. The Fund anticipates that it will invest at least 25% of its assets in the equity securities of companies principally engaged in the exploration, mining, fabrication, processing, distribution, or trading of gold, or the financing, managing and controlling, or operating of companies engaged in “gold related” activities (Gold Companies). In addition, the Fund anticipates that it will invest at least 25% of its assets in the equity securities of companies principally engaged in the exploration, production, or distribution of natural resources, such as gas and oil, paper, food and agriculture, forestry products, metals, and minerals as well as related transportation companies and equipment manufacturers (Natural Resources Companies). The Fund may invest in the securities of companies located anywhere in the world. The Fund may invest a high percentage of its assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, the Fund may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility to the Fund’s NAV and a magnified effect in its total return.

2.  Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions, and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations, and its ability to achieve its investment objectives.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the Board) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the Adviser).

GAMCO Global Gold, Natural Resources & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the securities are valued using the closing bid price, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one or more dealers in the instrument in question by the Adviser.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A  financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

GAMCO Global Gold, Natural Resources & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

The summary of the Fund’s investments in securities and other financial instruments by inputs used to value the Fund’s investments as of June 30, 2022 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Total Market Value at 06/30/22
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (a)	$482,985,852	—	$482,985,852
Convertible Corporate Bonds (a)	—	$2,822,871	2,822,871
Corporate Bonds (a)	—	1,337,180	1,337,180
U.S. Government Obligations	—	164,494,840	164,494,840
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$482,985,852	$168,654,891	$651,640,743
INVESTMENTS IN SECURITIES:
LIABILITIES (Market Value):
Equity Contracts
Call Options Written	$(2,056,319)	$(16,210,098)	$(18,266,417)
Put Options Written	(2,662,915)	(3,180,745)	(5,843,660)
TOTAL INVESTMENTS IN SECURITIES – LIABILITIES	$(4,719,234)	$(19,390,843)	$(24,110,077)

(a)	Please refer to the Schedule of Investments (SOI) for the industry classifications of these portfolio holdings.

There were no level 3 investments held at June 30, 2022 or December 31, 2021.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

GAMCO Global Gold, Natural Resources & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in derivative financial instruments for the purposes of increasing the income of the Fund, hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase, or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

Collateral requirements differ by type of derivative. Collateral requirements are set by the broker or exchange clearing house for exchange traded derivatives, while collateral terms are contract specific for derivatives traded over-the-counter. Securities pledged to cover obligations of the Fund under derivative contracts are noted in the Schedule of Investments. Cash collateral, if any, pledged for the same purpose will be reported separately in the Statement of Assets and Liabilities.

The Fund’s policy with respect to offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

The Fund’s derivative contracts held at June 30, 2022, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

Options. The Fund may purchase or write call or put options on securities or indices for the purpose of increasing the income of the Fund. As a writer of put options, the Fund receives a premium at the outset and then bears the risk of unfavorable changes in the price of the financial instrument underlying the option. The Fund would incur a loss if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. The Fund would realize a gain, to the extent of the premium, if the price of the financial instrument increases between those dates.

As a purchaser of put options, the Fund pays a premium for the right to sell to the seller of the put option the underlying security at a specified price. The seller of the put has the obligation to purchase the underlying security upon exercise at the exercise price. If the price of the underlying security declines, the Fund would realize a gain upon sale or exercise. If the price of the underlying security increases or stays the same, the Fund would realize a loss upon sale or at the expiration date, but only to the extent of the premium paid.

GAMCO Global Gold, Natural Resources & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. If a written put option is exercised, the premium reduces the cost basis of the security. In the case of call options, the exercise prices are referred to as “in-the-money,” “at-the-money,” and “out-of-the-money,” respectively. The Fund may write (a) in-the-money call options when the Adviser expects that the price of the underlying security will remain stable or decline during the option period, (b) at-the-money call options when the Adviser expects that the price of the underlying security will remain stable, decline, or advance moderately during the option period, and (c) out-of-the-money call options when the Adviser expects that the premiums received from writing the call option will be greater than the appreciation in the price of the underlying security above the exercise price. By writing a call option, the Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. Out-of-the-money, at-the-money, and in-the-money put options (the reverse of call options as to the relation of exercise price to market price) may be utilized in the same market environments that such call options are used in equivalent transactions. Option positions at June 30, 2022 are reflected within the Schedule of Investments.

The Fund’s volume of activity in equity options contracts during the six months ended June 30, 2022 had an average monthly market value of approximately $38,388,794.

At June 30, 2022, the Fund’s derivative liabilities (by type) are as follows:

	Gross Amounts of Recognized Liabilities Presented in the Statement of Assets and Liabilities	Gross Amounts Available for Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Liabilities
OTC Equity Written Options	$18,441,622	—	$18,441,622

The following table presents the Fund’s derivative liabilities by counterparty net of the related collateral segregated by the Fund for the benefit of the counterparty as of June 30, 2022:

	Net Amounts Not Offset in the Statement of Assets and Liabilities
	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Securities Pledged as Collateral	Cash Collateral Pledged	Net Amount
Counterparty
Pershing LLC	$18,319,248	$(18,319,248)	—	—
Morgan Stanley	122,374	(122,374)	—	—
Total	$18,441,622	$(18,441,622)	—	—

As of June 30, 2022 the value of equity options written can be found in the Statement of Assets and Liabilities, under Liabilities, Options written, at value. For the six months ended June 30, 2022, the effect of equity options written can be found in the Statement of Operations under Net Realized and Unrealized Gain/Loss) on Investments, Securities Sold Short, Written Options, and Foreign Currency, within Net realized gain or (loss) on written options, and Net change in unrealized appreciation/depreciation on written options.

Limitations on the Purchase and Sale of Futures Contracts, Certain Options, and Swaps. Subject to the guidelines of the Board, the Fund may engage in “commodity interest” transactions (generally, transactions in

GAMCO Global Gold, Natural Resources & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

futures, certain options, certain currency transactions, and certain types of swaps) only for bona fide hedging or other permissible transactions in accordance with the rules and regulations of the Commodity Futures Trading Commission (CFTC). Pursuant to amendments by the CFTC to Rule 4.5 under the Commodity Exchange Act (CEA), the Adviser has filed a notice of exemption from registration as a “commodity pool operator” with respect to the Fund. The Fund and the Adviser are therefore not subject to registration or regulation as a commodity pool operator under the CEA. In addition, certain trading restrictions are now applicable to the Fund which permit the Fund to engage in commodity interest transactions that include (i) “bona fide hedging” transactions, as that term is defined and interpreted by the CFTC and its staff, without regard to the percentage of the Fund’s assets committed to margin and options premiums and (ii) non-bona fide hedging transactions, provided that the Fund does not enter into such non-bona fide hedging transactions if, immediately thereafter, either (a) the sum of the amount of initial margin deposits on the Fund’s existing futures positions or swaps positions and option or swaption premiums would exceed 5% of the market value of the Fund’s liquidating value, after taking into account unrealized profits and unrealized losses on any such transactions, or (b) the aggregate net notional value of the Fund’s commodity interest transactions would not exceed 100% of the market value of the Fund’s liquidating value, after taking into account unrealized profits and unrealized losses on any such transactions. Therefore, in order to claim the Rule 4.5 exemption, the Fund is limited in its ability to invest in commodity futures, options, and certain types of swaps (including securities futures, broad based stock index futures, and financial futures contracts). As a result, in the future the Fund will be more limited in its ability to use these instruments than in the past, and these limitations may have a negative impact on the ability of the Adviser to manage the Fund, and on the Fund’s performance.

Securities Sold Short. The Fund may enter into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis. The broker retains collateral for the value of the open positions, which is adjusted periodically as the value of the position fluctuates. For the six months ended June 30, 2022, the Fund incurred $4,806 in service fees related to its investment positions sold short and held by the broker. These amounts are included in the Statement of Operations under Expenses, Service fees for securities sold short.

Investments in Other Investment Companies. The Fund may invest, from time to time, in shares of other investment companies (or entities that would be considered investment companies but are excluded from the definition pursuant to certain exceptions under the 1940 Act) (the Acquired Funds) in accordance with the 1940 Act and related rules. Shareholders in the Fund would bear the pro rata portion of the periodic expenses of the Acquired Funds in addition to the Fund’s expenses. For the six months ended June 30, 2022, the Fund’s pro rata portion of the periodic expenses charged by the Acquired Funds was less than one basis point.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes

GAMCO Global Gold, Natural Resources & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and, accordingly, the Board will monitor their liquidity. At June 30, 2022, the Fund held no restricted securities.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method or amortized to earliest call date, if applicable. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Custodian Fee Credits and Interest Expense. When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as “Custodian fee credits.” When cash balances are overdrawn, the Fund is charged an overdraft fee of 110% of the 90 day U.S. Treasury Bill rate on outstanding balances. This amount, if any, would be included in the Statement of Operations.

GAMCO Global Gold, Natural Resources & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

Distributions to Shareholders. Distributions to common shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

The Fund declares and pays monthly distributions from net investment income, capital gains, and paid-in capital. The actual source of the distribution is determined after the end of the year. Distributions during the year may be made in excess of required distributions. Distributions sourced from paid-in capital should not be considered as dividend yield or the total return from an investment in the Fund. The Board will continue to monitor the Fund’s distribution level, taking into consideration the Fund’s NAV and the financial market environment. The Fund’s distribution policy is subject to modification by the Board at any time.

Distributions to shareholders of the Fund’s 5.000% Series B Cumulative Preferred Shares (Series B Preferred) are accrued on a daily basis and are determined as described in Note 5.

The tax character of distributions paid during the year ended December 31, 2021 was as follows:

	Common	Preferred
Distributions paid from:
Ordinary income	$7,893,100	$4,324,874
Return of capital	47,664,520	—
Total distributions paid	$55,557,620	$4,324,874

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

At December 31, 2021, the Fund had net long term capital loss carryforwards for federal income tax purposes which are available to reduce future required distributions of net capital gains to shareholders. The Fund is permitted to carry capital losses forward for an unlimited period. Capital losses that are carried forward will retain their character as either short term or long term capital losses.

Long term capital loss carryforward with no expiration	$(411,190,666)

The following summarizes the tax cost of investments and derivatives and the related net unrealized depreciation at June 30, 2022:

	Cost/ (Premiums)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Investments and other derivative instruments	$800,777,249	$15,664,584	$(188,911,167)	$(173,246,583)

GAMCO Global Gold, Natural Resources & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. During the six months ended June 30, 2022, the Fund did not incur any income tax, interest, or penalties. As of June 30, 2022, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3.  Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the Advisory Agreement) with the Adviser which provides that the Fund will pay the Adviser a fee, computed weekly and paid monthly, equal on an annual basis to 1.00% of the value of the Fund’s average weekly net assets including the liquidation value of preferred shares. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio and oversees the administration of all aspects of the Fund’s business and affairs.

4.  Portfolio Securities. Purchases and sales of securities during the six months ended June 30, 2022, other than short term securities and U.S. Government obligations, aggregated $526,620,929 and $593,590,864, respectively.

5. Transactions with Affiliates and Other Arrangements. During the six months ended June 30, 2022, the Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. The amount of such expenses paid through this directed brokerage arrangement during this period was $3,610.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement between the Fund and the Adviser. Under the sub-administration agreement with Bank of New York Mellon, the fees paid include the cost of calculating the Fund’s NAV. The Fund reimburses the Adviser for this service. During the six months ended June 30, 2022, the Fund accrued $22,500 in accounting fees in the Statement of Operations.

As per the approval of the Board, the Fund compensates officers of the Fund, who are employed by the Fund and are not employed by the Adviser (although the officers may receive incentive based variable compensation from affiliates of the Adviser). For the six months ended June 30, 2022, the Fund accrued $118,374 in payroll expenses in the Statement of Operations.

The Fund pays retainer and per meeting fees to Trustees not affiliated with the Adviser, plus specified amounts to the Lead Trustee and Audit Committee Chairman. Trustees are also reimbursed for out of pocket expenses incurred in attending meetings. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

6.  Capital. The Fund is authorized to issue an unlimited number of common shares of beneficial interest (par value $0.001). The Fund has an effective $500 million shelf registration for the issuance of common or preferred shares. On June 17, 2021 the Fund filed a prospectus supplement for at-the-market offerings of up to 20 million common shares.

GAMCO Global Gold, Natural Resources & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

The Board has authorized the repurchase of its common shares in the open market when the shares are trading at a discount of 7.5% or more (or such other percentage as the Board may determine from time to time) from the NAV of the shares. During the six months ended June 30, 2022 the Fund did not repurchase any common shares; during the year ended December 31, 2021, the Fund repurchased and retired 2,143,897 of its common shares at an investment of $7,496,031 and an average discount of approximately 11.85% from its NAV, respectively.

The Fund did not have any transactions in common shares of beneficial interest for the six months ended June 30, 2022. Transactions in common shares of beneficial interest for the year ended December 31, 2021, were as follows:

	Year Ended December 31, 2021
	Shares	Amount

Increase in net assets from common shares issued upon reinvestment of distributions	178,184	$697,370
Decrease in net assets from repurchase of common shares	(2,143,897)	(7,496,031)
Net decrease	(1,965,713)	$(6,798,661)

The Fund’s Declaration of Trust, as amended, authorizes the issuance of an unlimited number of $0.001 par value Preferred Shares. The Series B Preferred are callable at any time at the liquidation value of $25 per share plus accrued and unpaid dividends. The Board has authorized the repurchase of the Series B Preferred in the open market at prices less than the $25 liquidation value per share. At June 30, 2022, 3,459,899 Series B Preferred were outstanding and accrued dividends amounted to $60,068.

The Series B Preferred is senior to the common shares and results in the financial leveraging of the common shares. Such leveraging tends to magnify both the risks and opportunities to common shareholders. Dividends on the Series B Preferred are cumulative. The Fund is required by the 1940 Act and by the Statement of Preferences to meet certain asset coverage tests with respect to the Series B Preferred. If the Fund fails to meet these requirements and does not correct such failure, the Fund may be required to redeem, in part or in full, the Series B Preferred at the redemption price of $25 per share plus an amount equal to the accumulated and unpaid dividends whether or not declared on such shares in order to meet the requirements. Additionally, failure to meet the foregoing asset coverage requirements could restrict the Fund’s ability to pay dividends to common shareholders and could lead to sales of portfolio securities at inopportune times. The income received on the Fund’s assets may vary in a manner unrelated to the fixed rate, which could have either a beneficial or detrimental impact on net investment income and gains available to common shareholders.

The holders of Preferred Shares generally are entitled to one vote per share held on each matter submitted to a vote of shareholders of the Fund and will vote together with holders of common shares as a single class. The holders of Preferred Shares voting together as a single class also have the right currently to elect two Trustees and, under certain circumstances, are entitled to elect a majority of the Board of Trustees. In addition, the affirmative vote of a majority of the votes entitled to be cast by holders of all outstanding shares of the Preferred Shares, voting as a single class, will be required to approve any plan of reorganization adversely.

GAMCO Global Gold, Natural Resources & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

7.  Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

8.  Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

Certifications

The Fund’s Chief Executive Officer has certified to the New York Stock Exchange (NYSE) that, as of June 3, 2022, he was not aware of any violation by the Fund of applicable NYSE corporate governance listing standards. The Fund reports to the SEC on Form N-CSR which contains certifications by the Fund’s principal executive officer and principal financial officer that relate to the Fund’s disclosure in such reports and that are required by Rule 30a-2(a) under the 1940 Act.

Shareholder Meeting – May 9, 2022 – Final Results

The Fund’s Annual Meeting of Shareholders was held virtually on May 9, 2022. At that meeting, common and preferred shareholders, voting together as a single class, re-elected Calgary Avansino, Vincent D. Enright, and Michael J. Melarkey as Trustees of the Fund, with 102,875,720, 102,825,651, and 103,033,890 votes cast in favor of these Trustees, and 3,552,593, 3,602,662 and 3,394,423 votes withheld for these Trustees, respectively.

Elizabeth C. Bogan, Anthony S. Colavita, James P. Conn, Vincent D. Enright, Frank J. Fahrenkopf, Jr, Agnes Mullady, Salvatore M. Salibello, Anthonie C. van Ekris, and Salvatore J. Zizza continue to serve in their capacities as Trustees of the Fund.

We thank you for your participation and appreciate your continued support.

GAMCO Global Gold, Natural Resources & Income Trust

Additional Fund Information (Unaudited)

Delaware Statutory Trust Act – Control Share Acquisitions

The Fund is organized as a Delaware statutory trust and thus is subject to the control share acquisition statute contained in Subchapter III of the Delaware Statutory Trust Act (the DSTA Control Share Statute). The DSTA Control Share Statute applies to any closed-end investment company organized as a Delaware statutory trust and listed on a national securities exchange, such as the Fund. The DSTA Control Share Statute became automatically applicable to the Fund on August 1, 2022.

The DSTA Control Share Statute defines “control beneficial interests” (referred to as “control shares” herein) by reference to a series of voting power thresholds and provides that a holder of control shares acquired in a control share acquisition has no voting rights under the Delaware Statutory Trust Act (DSTA) or the Fund’s Governing Documents (as used herein, “Governing Documents” means the Fund’s Agreement and Declaration of Trust and By-Laws, together with any amendments or supplements thereto, including any Statement of Preferences establishing a series of preferred shares) with respect to the control shares acquired in the control share acquisition, except to the extent approved by the Fund’s shareholders by the affirmative vote of two–thirds of all the votes entitled to be cast on the matter, excluding all interested shares (generally, shares held by the acquiring person and their associates and shares held by Fund insiders).

The DSTA Control Share Statute provides for a series of voting power thresholds above which shares are considered control shares. Whether one of these thresholds of voting power is met is determined by aggregating the holdings of the acquiring person as well as those of his, her or its “associates.” These thresholds are:

●	10% or more, but less than 15% of all voting power;

●	15% or more, but less than 20% of all voting power;

●	20% or more, but less than 25% of all voting power;

●	25% or more, but less than 30% of all voting power;

●	30% or more, but less than a majority of all voting power; or

●	a majority or more of all voting power.

Under the DSTA Control Share Statute, once a threshold is reached, an acquirer has no voting rights with respect to shares in excess of that threshold (i.e., the “control shares”) until approved by a vote of shareholders, as described above, or otherwise exempted by the Fund’s Board of Trustees. The DSTA Control Share Statute contains a statutory process for an acquiring person to request a shareholder meeting for the purpose of considering the voting rights to be accorded control shares. An acquiring person must repeat this process at each threshold level.

Under the DSTA Control Share Statute, an acquiring person’s “associates” are broadly defined to include, among others, relatives of the acquiring person, anyone in a control relationship with the acquiring person, any investment fund or other collective investment vehicle that has the same investment adviser as the acquiring person, any investment adviser of an acquiring person that is an investment fund or other collective investment vehicle and any other person acting or intending to act jointly or in concert with the acquiring person.

Voting power under the DSTA Control Share Statute is the power (whether such power is direct or indirect or through any contract, arrangement, understanding, relationship or otherwise) to directly or indirectly exercise or direct the exercise of the voting power of shares of the Fund in the election of the Fund’s Trustees (either

GAMCO Global Gold, Natural Resources & Income Trust

Additional Fund Information (Continued) (Unaudited)

generally or with respect to any subset, series or class of trustees, including any Trustees elected solely by a particular series or class of shares, such as the preferred shares). Thus, Fund preferred shares, including the Series B Preferred Shares, acquired in excess of the above thresholds would be considered control shares with respect to the preferred share class vote for two Trustees.

Any control shares of the Fund acquired before August 1, 2022 are not subject to the DSTA Control Share Statute; however, any further acquisitions on or after August 1, 2022 are considered control shares subject to the DSTA Control Share Statute.

The DSTA Control Share Statute requires shareholders to disclose to the Fund any control share acquisition within 10 days of such acquisition, and also permits the Fund to require a shareholder or an associate of such person to disclose the number of shares owned or with respect to which such person or an associate thereof can directly or indirectly exercise voting power. Further, the DSTA Control Share Statute requires a shareholder or an associate of such person to provide to the Fund within 10 days of receiving a request therefor from the Fund any information that the Fund’s Trustees reasonably believe is necessary or desirable to determine whether a control share acquisition has occurred.

The DSTA Control Share Statute permits the Fund’s Board of Trustees, through a provision in the Fund’s Governing Documents or by Board action alone, to eliminate the application of the DSTA Control Share Statute to the acquisition of control shares in the Fund specifically, generally, or generally by types, as to specifically identified or unidentified existing or future beneficial owners or their affiliates or associates or as to any series or classes of shares. The DSTA Control Share Statute does not provide that the Fund can generally “opt out” of the application of the DSTA Control Share Statute; rather, specific acquisitions or classes of acquisitions may be exempted by the Fund’s Board of Trustees, either in advance or retroactively, but other aspects of the DSTA Control Share Statute, which are summarized above, would continue to apply. The DSTA Control Share Statute further provides that the Board of Trustees is under no obligation to grant any such exemptions.

The foregoing is only a summary of the material terms of the DSTA Control Share Statute. Shareholders should consult their own counsel with respect to the application of the DSTA Control Share Statute to any particular circumstance.

GAMCO Global Gold, Natural Resources & Income Trust

Board Consideration and Re-Approval of Investment Advisory Agreement (Unaudited)

At its meeting on February 8, 2022, the Board of the Fund approved the continuation of the investment advisory agreement with the Adviser for the Fund on the basis of the recommendation by the trustees who are not interested persons of the Fund (the Independent Board Members). The following paragraphs summarize the material information and factors considered by the Independent Board Members, as well as their conclusions relative to such factors.

Nature, Extent, and Quality of Services. The Independent Board Members considered information regarding the portfolio managers, the depth of the analyst pool available to the Adviser and the portfolio managers, the scope of supervisory, administrative, shareholder, and other services supervised or provided by the Adviser, and the absence of significant service problems reported to the Board. The Independent Board Members noted the experience, length of service, and reputation of the portfolio managers.

Investment Performance. The Independent Board Members reviewed the performance of the Fund for the one, three, five, and ten year periods (as of December 31, 2021) against a peer group of covered call funds prepared by the Adviser (the “Adviser Peer Group”) and against a peer group of options, arbitrage/options strategies and sector equity buy-write strategies funds selected by Lipper (the “Lipper Peer Group”). The Independent Board Members noted that the Fund’s performance was in the fourth quartile for the one, five, and ten year periods and in the third quartile for the three year period for the Adviser Peer Group, and the fifth quintile for the one and five year periods and the fourth quintile for the three year period for the Lipper Peer Group. The Independent Board Members noted the Adviser’s discussion of the Fund’s option writing strategy, the associated difficulties with volatility in the gold and energy sectors, and a plan to improve the Fund’s strategy given these dynamics. The Independent Board Members also recognized that the Adviser Peer Group and the Lipper Peer Group had limitations in terms of comparability given the Fund’s particular sector focus and the challenging market environment for the natural resources and energy sectors over the applicable measurement periods. In this regard, the Independent Board Members also noted that they would request that the Adviser develop better comparables for the Fund given its unique strategy and sector focus. The Independent Board Members also discussed their awareness of the Fund’s performance relative to relevant benchmarks considered representative of the Fund’s strategy and presented in the Fund’s shareholder reports, and noted the Fund’s performance relative to those benchmarks (some of which do not reflect options strategies) was somewhat more favorable over certain periods.

Profitability. The Independent Board Members reviewed summary data regarding the profitability of the Fund to the Adviser both with an administrative overhead charge and without such a charge. The Independent Board Members also noted that an affiliate of the Adviser earned fees on sales of shares of the Fund in the Fund’s at-the-market offering program.

Economies of Scale. The Independent Board Members discussed the major elements of the Adviser’s cost structure and the relationship of those elements to potential economies of scale.

Sharing of Economies of Scale. The Independent Board Members noted that the investment management fee schedule for the Fund does not take into account any potential sharing of economies of scale.

Service and Cost Comparisons. The Independent Board Members compared the investment management fee of the Fund with the investment management fees of the Adviser Peer Group. The Independent Board Members noted that the Adviser’s management fee includes substantially all administrative services for the Fund as well

GAMCO Global Gold, Natural Resources & Income Trust

Board Consideration and Re-Approval of Investment Advisory Agreement (Unaudited) (Continued)

as investment advisory services. The Independent Board Members noted that the Fund employs leverage, and the management fee reflected by Lipper is the aggregate fee paid by a fund (including fees attributable to both common and preferred shares) as a percentage of the assets attributable to common shares, which may result in the calculation of a higher management fee percentage than the stated contractual fee for any funds employing leverage. The Independent Board Members noted that the Fund had the highest effective investment management fee within the Adviser Peer Group and was the only fund in this group employing leverage. The Independent Board Members noted that the Fund’s contractual management fee was above average compared to this group. The Independent Board Members also noted that the management fee structure was the same as that in effect for most of the Gabelli Funds, except for the presence of leverage and fees chargeable on assets attributable to leverage in certain circumstances. The Board recognized that the Adviser and its affiliates did not manage other accounts with similar strategies with fees lower than those charged for the Fund.

Conclusions. The Independent Board Members concluded that the Fund enjoyed highly experienced portfolio management services and good ancillary services and that its overall performance record against the limited universe of other funds that utilize a covered call options writing strategy, and relevant benchmark indices, was acceptable. In reaching this conclusion, the Independent Board Members noted the Adviser’s discussion of how it would seek to improve the Fund’s strategy and determined that it was appropriate to give the Adviser time to implement these improvements. The Independent Board Members concluded that the profitability to the Adviser of managing the Fund was reasonable and that economies of scale were not a significant factor in their thinking at this point. The Independent Board Members did not view the potential profitability of ancillary services as material to their decision. On the basis of the foregoing and without assigning particular weight to any single conclusion, the Independent Board Members determined to recommend the continuation of the Advisory Agreement to the full Board.

Based on a consideration of all these factors in their totality, the Board Members, including all of the Independent Board Members, determined that the Fund’s advisory fee was adequate in light of the quality of services provided and in light of the other factors described above that the Board deemed relevant. Accordingly, the Board Members determined to approve the continuation of the Fund’s Advisory Agreement. The Board Members based their decision on evaluations of all these factors as a whole and did not consider any one factor as all important or controlling.

GAMCO GLOBAL GOLD, NATURAL RESOURCES & INCOME TRUST

One Corporate Center

Rye, NY 10580-1422

Portfolio Management Team Biographies

Caesar M. P. Bryan joined GAMCO Asset Management in 1994. He is a member of the global investment team of Gabelli Funds, LLC and portfolio manager of several funds within the Fund Complex. Prior to joining Gabelli, Mr. Bryan was a portfolio manager at Lexington Management. He began his investment career at Samuel Montagu Company, the London based merchant bank. Mr. Bryan graduated from the University of Southampton in England with a Bachelor of Law and is a member of the English Bar.

Vincent Hugonnard-Roche joined GAMCO Investors, Inc. in 2000. He is Director of Quantitative Strategies, head of the Gabelli Risk Management Group, serves as a portfolio manager of Gabelli Funds, LLC, and manages several funds within the Fund Complex. He received a Master’s degree in Mathematics of Decision Making from EISITI, France and an MS in Finance from ESSEC, France.

The Net Asset Value per share appears in the Publicly Traded Funds column, under the heading “Specialized Equity Funds,” in Monday’s The Wall Street Journal. It is also listed in Barron’s Mutual Funds/Closed End Funds section under the heading “Specialized Equity Funds.”

The Net Asset Value per share may be obtained each day by calling (914) 921-5070 or visiting www.gabelli.com.

The NASDAQ symbol for the Net Asset Value is “XGGNX.”

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may from time to time purchase its common shares in the open market when the Fund’s shares are trading at a discount of 7.5% or more from the net asset value of the shares. The Fund may also from time to time purchase its preferred shares in the open market when the preferred shares are trading at a discount to the liquidation value.

t 800-GABELLI (800-422-3554)
f 914-921-5118
e info@gabelli.com
GABELLI.COM

TRUSTEES

Calgary Avansino
Former Chief Executive Officer,
Glamcam

Elizabeth C. Bogan
Senior Lecturer in Economics,
Princeton University

Anthony S. Colavita
President,
Anthony S. Colavita, P.C.

James P. Conn
Former Managing Director &
Chief Investment Officer,
Financial Security Assurance
Holdings LTD.

Vincent D. Enright
Former Senior Vice President &
Chief Financial Officer,
KeySpan Corp.

Frank J. Fahrenkopf, Jr.
Former President & Chief
Executive Officer,
American Gaming Association

Michael J. Melarkey
Of Counsel,
McDonald Carano Wilson LLP

Agnes Mullady
Former Senior Vice President,
GAMCO Investors, Inc.

Salvatore M. Salibello
Senior Partner,
Bright Side Consulting

Anthonie C. van Ekris
Chairman,
BALMAC International, Inc.

Salvatore J. Zizza
Chairman,
Zizza & Associates Corp.

OFFICERS

John C. Ball
President & Treasurer

Peter Goldstein
Secretary & Vice President

Richard J. Walz
Chief Compliance Officer

Molly A.F. Marion
Vice President & Ombudsman

Laurissa M. Martire
Vice President & Ombudsman

Carter W. Austin
Vice President

Daniel Plourde
Vice President

David I. Schachter
Vice President

INVESTMENT ADVISER

CUSTODIAN

The Bank of New York
Mellon

COUNSEL

Skadden, Arps, Slate, Meagher &
Flom LLP

TRANSFER AGENT AND
REGISTRAR

American Stock Transfer and
Trust Company

GGN Q2/2022

GABELLI
FUNDS

GAMCO GLOBAL GOLD, NATURAL RESOURCES & INCOME TRUST

GGN

Semiannual Report
June 30, 2022

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant’s most recently filed annual report on Form N-CSR.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

REGISTRANT PURCHASES OF EQUITY SECURITIES

Period	(a) Total Number of Shares (or Units) Purchased	(b) Average Price Paid per Share (or Unit)	(c) Total Number of Shares (or Units) Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares (or Units) that May Yet Be Purchased Under the Plans or Programs
Month #1 01/01/2022 through 1/31/2022	Common – N/A Preferred Series B – N/A	Common – N/A Preferred Series B – N/A	Common – N/A Preferred Series B – N/A	Common – 154,158,319 Preferred Series B – 3,459,899
Month #2 02/01/2022 through 02/28/2022	Common – N/A Preferred Series B – N/A	Common – N/A Preferred Series B – N/A	Common – N/A Preferred Series B – N/A	Common – 154,158,319 Preferred Series B – 3,459,899
Month #3 03/01/2022 through 03/31/2022	Common – N/A Preferred Series B – N/A	Common – N/A Preferred Series B – N/A	Common – N/A Preferred Series B – N/A	Common – 154,158,319 Preferred Series B – 3,459,899
Month #4 04/01/2022 through 04/30/2022	Common – N/A Preferred Series B – N/A	Common – N/A Preferred Series B – N/A	Common – N/A Preferred Series B – N/A	Common – 154,158,319 Preferred Series B –3,459,899
Month #5 05/01/2022 through 05/31/2022	Common – N/A Preferred Series B – N/A	Common – N/A Preferred Series B – N/A	Common – N/A Preferred Series B – N/A	Common –154,158,319 Preferred Series B – 3,459,899
Month #6 06/01/2022 through 06/30/2022	Common – N/A Preferred Series B – N/A	Common – N/A Preferred Series B – N/A	Common – N/A Preferred Series B – N/A	Common – 154,158,319 Preferred Series B – 3,459,899
Total	Common – N/A Preferred Series B – N/A	Common – N/A Preferred Series B – N/A	Common – N/A Preferred Series B – N/A	N/A

Footnote columns (c) and (d) of the table, by disclosing the following information in the aggregate for all plans or programs publicly announced:

a.	The date each plan or program was announced – The notice of the potential repurchase of common and preferred shares occurs semiannually in the Fund’s shareholder reports in accordance with Section 23(c) of the Investment Company Act of 1940, as amended.

b.	The dollar amount (or share or unit amount) approved – Any or all common shares outstanding may be repurchased when the Fund’s common shares are trading at a discount of 7.5% or more from the net asset value of the shares. Any or all preferred shares outstanding may be repurchased when the Fund’s preferred shares are trading at a discount to the liquidation value.

c.	The expiration date (if any) of each plan or program – The Fund’s repurchase plans are ongoing.

d.	Each plan or program that has expired during the period covered by the table – The Fund’s repurchase plans are ongoing.

e.	Each plan or program the registrant has determined to terminate prior to expiration, or under which the registrant does not intend to make further purchases. – The Fund’s repurchase plans are ongoing.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	The registrant’s certifying officers are not aware of any changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(2)(1)	Not applicable.

(a)(2)(2)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	GAMCO Global Gold, Natural Resources & Income Trust

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Executive Officer

Date	September 7, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Executive Officer

Date	September 7, 2022

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Financial Officer and Treasurer

Date	September 7, 2022

* Print the name and title of each signing officer under his or her signature.